CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,716,378	$ 13,054,652	$ 17,545,735
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation and amortization	1,601,197	2,007,263	1,838,794
Share-based compensation expense	86,799	105,605	19,096
(Increase) Decrease In:
Accounts receivable	2,315,342	(34,717,230)	1,824,595
Inventories	7,415,620	10,727,118	(17,742,920)
Advance to suppliers	(36,557,323)	(16,318,824)	(5,238,789)
Other current assets	4,590,616	(3,151,939)	(2,378,426)
Notes receivable - bank acceptance notes	10,457,537	6,785,312	(17,486,720)
Notes receivable from related party - bank acceptance notes	(1,830,208)	3,024,895	(1,196,661)
Accounts receivable from related party	20,799	686,688	(707,487)
Increase (Decrease) In:
Accounts payable	(376,169)	(1,545,190)	2,253,390
Customer deposits	(75,312)	(373,853)	(4,355,991)
Income tax payable	386,561	(657,793)	552,092
Other payables and accrued expenses	480,773	229,913	62,037
Net cash used in operating activities	(8,767,390)	(20,143,383)	(25,011,255)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(32,856)	(156,288)	(73,466)
Prepayment for purchases of plant and equipment	(1,584)	(5,941)	(7,562,237)
Disposal of property, plant and equipment	1,458
Net cash used in investing activities	(32,982)	(162,229)	(7,635,703)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(5,642,598)	(5,965,883)	(1,974,804)
Proceeds from short-term bank loans	68,716,602	75,184,567	57,578,620
Repayments of short-term bank loans	(66,384,299)	(65,543,772)	(46,603,583)
Proceeds from long-term bank loans		4,718,094
Repayments of long-term bank loans	(316,877)
Proceeds from notes payable-bank acceptance notes	76,842,639	50,433,168	50,216,280
Repayment of notes payable-bank acceptance notes	(64,959,757)	(51,598,637)	(43,947,109)
Repurchase of common share	(96,608)
Proceeds from issuance of ordinary shares to public, net of issuance cost			20,345,000
IPO compensation		440,955
Net cash provided by financing activities	8,159,102	7,668,492	35,614,404
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(641,270)	(12,637,120)	2,967,446
Effect of exchange rate changes on cash	1,069,773	1,882,399	946,069
Cash and cash equivalents at beginning of period	1,568,261	12,322,982	8,409,467
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,996,764	1,568,261	12,322,982
Cash paid during the periods:
Income taxes paid	310,355	2,863,026	2,355,451
Interest paid	3,676,992	2,998,929	1,949,982
Non-cash transactions:
Appropriation to statutory reserve	294,219	1,210,351	1,581,126
Debt forgiven by shareholder	$ 0		$ 12,924,000